Contract liabilities (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Contract liabilities
Opening balance	$ 827,642	$ 1,815,731
Payments received in advance	191,043	924,913
Payments reimbursed	(9,220)
Transferred to revenues	(72,070)	(997,224)
Deconsolidation on sale of subsidiary		(928,833)
Currency translation	318	13,055
Closing balance	$ 937,713	$ 827,642